Short-Term Bonds - Additional Information (Details) ¥ in Thousands	1 Months Ended
Aug. 31, 2020 CNY (¥)
Short term bonds [Abstract]
Short-term bonds, maturity	169 days
Face value of short-term bonds	¥ 3,000,000
Effective yield of the short-term bonds	1.70%